DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments
	Balance sheet line item	December 31,
		2023	2022
Derivatives designated as

hedging instruments:
Foreign exchange contracts	Other current liabilities	$—	$(3,208)
	Prepaid expenses and other current assets	9,806	—
Derivatives not designated as hedging instruments:		9,806	(3,208)
		—	—
Total		$9,806	$(3,208)

Schedule of income and other comprehensive income
	Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net		Realized Loss on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)(**)
	Year ended December 31		Year ended December 31		Year ended December 31
	2023	2022	2023	2022	2023	2022
Derivatives designated as hedging instruments:
Foreign exchange contracts	$4,273	$(11,386)	$8,741	$7,582	$—	$—
	4,273	(11,386)	8,741	7,582	—	—
Derivatives not designated as hedging instruments:
Foreign exchange contracts	—	—	—	—	—	(1,801)
	—	—	—	—	—	(1,801)
Total	$4,273	$(11,386)	$8,741	$7,582	$—	$(1,801)

(*) Classified in operating expenses in the consolidated statement of operations.

(**) Includes derivatives not designated as accounting hedge. Classified in financial income (expense), net, in the consolidated statement of operations.

Schedule of notional amounts of outstanding derivative
	As of December 31,
	2023	2022
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$157,430	$81,557
	$157,430	$81,557